Document and Entity Information	Oct. 07, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission (the “Commission”) solely to amend and supplement Item 9.01 of the Current Report on Form 8-K filed by Provident Financial Services, Inc. (“Provident”) on August 3, 2020, regarding the completion of its acquisition of SB One Bancorp (“SB One”) on July 31, 2020, pursuant to the Agreement and Plan of Merger, dated as of March 11, 2020, between Provident and SB One.
Document Period End Date	Oct. 07, 2020
Entity Registrant Name	PROVIDENT FINANCIAL SERVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31566
Entity Tax Identification Number	42-1547151
Entity Address, Address Line One	239 Washington Street
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	732
Local Phone Number	590-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001178970
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PFS
Security Exchange Name	NYSE